Property, plant and equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	€ 38.5	€ 27.2
Percentage of consolidated gross assets or adjusted EBITDA held individually by companies in Guarantor Group	5.00%
Percentage of consolidated gross assets or adjusted EBITDA held by Guarantor Group in total	80.00%